Form N-1A Supplement	May 29, 2025
SIMT Tax-Managed International Managed Volatility Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

SEI INSTITUTIONAL MANAGED TRUST

Tax-Managed International Managed Volatility Fund
(the "Fund")

Supplement Dated May 29, 2025
to the Class F Shares and Class Y Shares Prospectuses, each dated January 31, 2025 and as amended on
February 26, 2025 and May 9, 2025 (the "Prospectuses")